Summary of significant accounting policies - Oil and natural gas properties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of significant accounting policies
Exploratory wells capitalized whose proved reserves are yet to be determined	$ 0	$ 0
Interest costs capitalized	0	0	$ 0
Depletion and accretion recognized	$ 105,300,000	$ 94,200,000	79,500,000
Impairments of long-lived assets			$ 5,725,000